General and Administrative Expenses - Summary of General and Administrative Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses related to employee
Employee benefits—salaries	₩ 2,828,338	₩ 2,707,446	₩ 2,621,008
Employee benefits—others	840,337	855,152	860,038
Post-employment benefits - defined benefit plans	192,787	177,481	155,720
Post-employment benefits - defined contribution plans	37,143	33,995	32,160
Termination benefits	263,003	306,617	275,632
Share-based payments	153,882	140,453	69,703
Sub-total	4,315,490	4,221,144	4,014,261
Depreciation and amortization	914,686	916,295	865,927
Other general and administrative expenses
Rental expense	95,533	92,392	100,761
Tax and dues	341,774	324,621	303,987
Communication	44,604	48,223	48,704
Electricity and utilities	47,215	49,063	45,255
Publication	6,800	7,813	9,263
Repairs and maintenance	52,066	52,298	51,202
Vehicle	19,536	18,313	18,015
Travel	14,913	16,881	18,177
Training	46,098	43,118	44,275
Service fees	234,994	249,774	233,403
Electronic data processing expenses	379,660	352,985	354,842
Advertising	235,095	230,656	230,192
Others	316,109	315,048	309,142
Sub-total	1,834,397	1,801,185	1,767,218
Total	₩ 7,064,573	₩ 6,938,624	₩ 6,647,406